SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 255,000	$ 235,000
Data processing and retention	11,000	17,000
Insurance	20,000	22,000
Other office expenses	19,000	22,000
Total	$ 305,000	$ 296,000